Average Annual Total Returns - Administrative Class - PIMCO Real Return Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	11.71%	5.25%	3.63%	10.99%	5.08%	3.81%